Commitments and Contingencies, additional lease information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Disclosure [Abstract]
Rent expense, noncancellable long-term operating lease	$ 204.1	$ 187.4	$ 178.1
Rent expense, cancellable short-term operating lease	10.4	9.0	10.9
Rent revenue	$ 41.6	$ 39.2	$ 35.4